UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:  Greenhaven Associates, Inc.
       Three Manhattanville Road
       Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris A. Wachenheim
Title: Executive Vice President
Phone: 914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim         Purchase, NY             November 8, 2010
----------------------------     -----------------        -------------------
[Signature]                      [City, State]            [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                     Name

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[Repeat as necessary.]
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
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              COL 1                   COL 2       COL 3        COL4        COL 5               COL 6                COL 7
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                                    TITLE OF                   VALUE     PRINCIPAL                 SHARED
                                      CLASS       CUSIP       ($000)       AMOUNT       SOLE        OTHER       SOLE        NONE
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
3M Company (MMM)                     COMMON      88579Y101    276,726    3,191,395     603,350     2,588,045    603,350   2,588,045
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Agilent  Technologies, Inc. (A)      COMMON      00846U101    205,584    6,160,749   1,107,500     5,053,249  1,107,500   5,053,249
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Air Products & Chemicals (APD)       COMMON      009158106    210,138    2,537,284     360,875     2,176,409    360,875   2,176,409
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Baker Hughes Inc. (BHI)              COMMON      057224107    134,585    3,159,276     466,500     2,692,776    466,500   2,692,776
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Becton Dickinson & Co (BDX)          COMMON      075887109    206,799    2,790,814     544,661     2,246,153    544,661   2,246,153
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Devon Energy Corp (DVN)              COMMON      25179M103    271,991    4,201,283     938,600     3,262,683    938,600   3,262,683
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Emerson Electric Company (EMR)       COMMON      291011104     70,154    1,332,200                 1,332,200              1,332,200
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EQT Corporation (EQT)                COMMON      26884L109     95,291    2,642,567     545,000     2,097,567    545,000   2,097,567
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FedEx Corp (FDX)                     COMMON      31428X106    284,059    3,322,325     731,970     2,590,355    731,970   2,590,355
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Molex Inc.  (MOLX)                   COMMON      608554101     28,155    1,345,200     302,000     1,043,200    302,000   1,043,200
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Molex Inc. - CL A  (MOLXA)           COMMON      608554200      1,304       74,601      20,000        54,601     20,000      54,601
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Pall Corp (PLL)                      COMMON      696429307    130,544    3,135,061     769,168     2,365,893    769,168   2,365,893
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Perkinelmer, Inc. (PKI)              COMMON      714046109     38,276    1,654,100                 1,654,100              1,654,100
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Plains All Amer Pipeline LP (PAA)    COMMON      726503105      3,460       55,000       5,000        50,000      5,000      50,000
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Praxair Inc. (PX)                    COMMON      74005P104     40,930      453,470       6,060       447,410      6,060     447,410
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Pulte Corp (PHM)                     COMMON      745867101      3,248      370,822      87,900       282,922     87,900     282,922
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RHJ International (RHJIF)            COMMON      749561205     13,481    1,632,025   1,198,900       433,125  1,198,900     433,125
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Rockwell Collins, Inc. (COL)         COMMON      774341101    118,996    2,042,854     238,000     1,804,854    238,000   1,804,854
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Thermo Fisher Scientific (TMO)       COMMON      883556102     92,579    1,933,560     130,000     1,803,560    130,000   1,803,560
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Tyco Electronics Ltd (TEL)           COMMON      H8912P106     36,781    1,258,760                 1,258,760              1,258,760
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Union Pacific Corp (UNP)             COMMON      907818108    125,206    1,530,633     144,400     1,386,233    144,400   1,386,233
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Williams Companies (WMB)             COMMON      969457100    148,414    7,766,325     737,500     7,028,825    737,500   7,028,825
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Xerox Corp (XRX)                     COMMON      984121103     21,214    2,049,700                 2,049,700              2,049,700
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                                                            2,557,916
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